UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number            811-22216

                  GAMCO Natural Resources, Gold & Income Trust

(Exact name of registrant as specified in charter)

One Corporate Center

                         Rye, New York 10580-1422

(Address of principal executive offices) (Zip code)

Bruce N. Alpert

Gabelli Funds, LLC

One Corporate Center

                         Rye, New York 10580-1422

(Name and address of agent for service)

Registrant’s telephone number, including area code:  1-800-422-3554

Date of fiscal year end:   December 31

Date of reporting period:   June 30, 2017

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

The Report to Shareholders is attached herewith.

GAMCO Natural Resources, Gold & Income Trust

Semiannual Report — June 30, 2017

(Y)our Portfolio Management Team

To Our Shareholders,

For the six months ended June 30, 2017, the net asset value (“NAV”) total return of the GAMCO Natural Resources, Gold & Income Trust (the “Fund”) was 3.7%, compared with total returns of 7.2% and 2.4% for the Chicago Board Options Exchange (“CBOE”) Standard & Poor’s (“S&P”) 500 Buy/Write Index and the Philadelphia Gold & Silver (“XAU”) Index, respectively. The total return for the Fund’s publicly traded shares was 0.2%. The Fund’s NAV per share was $7.10, while the price of the publicly traded shares closed at $6.76 on the New York Stock Exchange (“NYSE”). See below for additional performance information.

Enclosed are the financial statements, including the schedule of investments, as of June 30, 2017.

Comparative Results

Average Annual Returns through June 30, 2017 (a) (Unaudited)
	Year to Date	1 Year	3 Year	5 Year	Since Inception (01/27/11)

GAMCO Natural Resources, Gold & Income Trust
NAV Total Return (b)	3.65%	0.85%	(5.91)%	(2.29)%	(4.69)%
Investment Total Return (c)	0.22	(2.29)	(6.23)	(3.87)	(5.67)
CBOE S&P 500 Buy/Write Index	7.21	12.06	6.49	7.73	7.39
XAU Index	2.43	(17.27)	(7.13)	(12.51)	(13.07)
Dow Jones U.S. Basic Materials Index	8.57	20.28	2.94	9.10	4.71 (d)
S&P Global Agribusiness Equity Index	4.87	13.52	1.69	6.99	3.77 (d)
(a)

Returns represent past performance and do not guarantee future results. Investment returns and the principal value of an investment will fluctuate. When shares are sold, they may be worth more or less than their original cost. Current performance may be lower or higher than the performance data presented. Visit www.gabelli.com for performance information as of the most recent month end. Performance returns for periods of less than one year are not annualized. Investors should carefully consider the investment objectives, risks, charges, and expenses of the Fund before investing. The CBOE S&P 500 Buy/Write Index is an unmanaged benchmark index designed to reflect the return on a portfolio that consists of a long position in the stocks in the S&P 500 Index and a short position in a S&P 500 (SPX) call option. The XAU Index is an unmanaged indicator of stock market performance of large North American gold and silver companies. The Dow Jones U.S. Basic Materials Index measures the performance of the basic materials sector of the U.S. equity market. The S&P Global Agribusiness Equity Index is designed to provide exposure to twenty-four of the largest publicly traded agribusiness companies, comprised of a mix of Producers, Distributors & Processors, and Equipment & Materials Suppliers. Dividends are considered reinvested. You cannot invest directly in an index.

(b)

Total returns and average annual returns reflect changes in the NAV per share and reinvestment of distributions at NAV on the ex-dividend date and are net of expenses. Since inception return is based on an initial NAV of $19.06.

(c)	Total returns and average returns reflect changes in closing market values on the NYSE and reinvestment of distributions. Since inception return is based on an initial offering price of $20.00.
(d)	From January 31, 2011, the date closest to the Fund’s inception for which data are available.

Summary of Portfolio Holdings (Unaudited)

The following table presents portfolio holdings as a percent of total investments as of June 30, 2017:

GAMCO Natural Resources, Gold & Income Trust

Long Positions
Metals and Mining	46.1%
Energy and Energy Services	29.0%
Agriculture	6.3%
Machinery.	6.2%
Specialty Chemicals	4.8%
Health Care	4.0%
Food and Beverage	2.0%
Exchange Traded Funds	0.7%
Retail	0.7%
U.S. Government Obligations	0.2%

100.0%

Short Positions
Call Options Written	(4.3)%

The Fund files a complete schedule of portfolio holdings with the Securities and Exchange Commission (the “SEC”) for the first and third quarters of each fiscal year on Form N-Q. Shareholders may obtain this information at www.gabelli.com or by calling the Fund at 800-GABELLI (800-422-3554).The Fund’s Form N-Q is available on the SEC’s website at www.sec.gov and may also be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330.

Proxy Voting

The Fund files Form N-PX with its complete proxy voting record for the twelve months ended June 30, no later than August 31 of each year. A description of the Fund’s proxy voting policies, procedures, and how the Fund voted proxies relating to portfolio securities is available without charge, upon request, by (i) calling 800-GABELLI (800-422-3554); (ii) writing to The Gabelli Funds at One Corporate Center, Rye, NY 10580-1422; or (iii) visiting the SEC’s website at www.sec.gov.

Certifications

The Fund’s Chief Executive Officer has certified to the New York Stock Exchange (“NYSE”) that, as of June 9, 2017, he was not aware of any violation by the Fund of applicable NYSE corporate governance listing standards. The Fund reports to the SEC on Form N-CSR which contains certifications by the Fund’s principal executive officer and principal financial officer that relate to the Fund’s disclosure in such reports and that are required by Rule 30a-2(a) under the 1940 Act.

GAMCO Natural Resources, Gold & Income Trust

Schedule of Investments — June 30, 2017 (Unaudited)

Shares		Cost	Market Value
	COMMON STOCKS — 98.5%
	Agriculture — 6.3%
76,800	Archer Daniels Midland Co.(a)	$3,494,067	$3,177,984
22,500	Bunge Ltd.(a)	1,878,976	1,678,500
38,300	Monsanto Co.(a)	4,477,665	4,533,188

		9,850,708	9,389,672

	Energy and Energy Services — 28.5%
18,500	Anadarko Petroleum Corp.(a)	1,651,470	838,790
19,500	Apache Corp.(a)	1,453,659	934,635
16,500	Baker Hughes Inc.(a)	1,093,920	899,415
59,400	BP plc, ADR(a)	2,163,588	2,058,210
30,000	Cabot Oil & Gas Corp.(a)	750,300	752,400
6,000	Cheniere Energy Inc.†	454,721	292,260
24,300	Chevron Corp.(a)	2,740,468	2,535,219
1,600	Cimarex Energy Co.	227,227	150,416
6,000	Concho Resources Inc.†(a)	834,455	729,180
16,000	ConocoPhillips	791,238	703,360
16,500	Devon Energy Corp.(a)	900,396	527,505
13,000	Diamondback Energy Inc.†(a)	1,259,325	1,154,530
23,616	Enbridge Inc.(a)	1,027,054	940,153
61,500	Eni SpA	1,017,267	924,390
19,500	EOG Resources Inc.(a)	2,017,249	1,765,140
4,000	EQT Corp.	259,936	234,360
75,600	Exxon Mobil Corp.(a)	6,832,886	6,103,188
32,500	Halliburton Co.(a)	1,796,651	1,388,075
6,000	Helmerich & Payne Inc.	494,355	326,040
7,000	Hess Corp.	427,455	307,090
53,500	Kinder Morgan Inc.(a)	1,177,371	1,025,060
25,500	Marathon Oil Corp.	480,165	302,175
22,600	Marathon Petroleum Corp.(a)	1,226,551	1,182,658
6,200	Newfield Exploration Co.†	266,902	176,452
17,000	Noble Energy Inc.	761,190	481,100
10,000	Occidental Petroleum Corp.	742,950	598,700
5,000	ONEOK Inc.	293,350	260,800
7,500	Patterson-UTI Energy Inc.	267,825	151,425
18,000	Phillips 66(a)	1,507,130	1,488,420
11,000	Pioneer Natural Resources
	Co.(a)	2,087,862	1,755,380
10,000	Range Resources Corp.	342,100	231,700
120,000	Royal Dutch Shell plc, Cl. A	3,320,237	3,180,599
41,870	Schlumberger Ltd.(a)	3,595,101	2,756,721
21,000	Suncor Energy Inc.(a)	813,400	613,200
10,000	Sunoco LP	277,340	306,100
16,000	TechnipFMC plc†	549,918	435,200
7,500	Tesoro Corp.	680,445	702,000
32,500	The Williams Companies Inc.(a)	1,597,845	984,100
22,500	Total SA, ADR(a)	1,410,081	1,115,775
18,000	Valero Energy Corp.(a)	1,228,140	1,214,280

		50,819,523	42,526,201

	Food and Beverage — 2.0%
15,000	Pilgrim’s Pride Corp.†	351,127	328,800

Shares		Cost	Market Value
42,000	Tyson Foods Inc., Cl. A(a)	$3,030,958	$2,630,460

		3,382,085	2,959,260

	Health Care — 4.0%
12,000	IDEXX Laboratories Inc.†	1,956,123	1,937,040
64,300	Zoetis Inc.(a)	3,779,465	4,011,034

		5,735,588	5,948,074

	Machinery — 6.2%
7,000	AGCO Corp.	447,796	471,730
150,000	CNH Industrial NV	1,622,000	1,707,000
36,500	Deere & Co.(a)	4,475,245	4,511,035
150,000	Kubota Corp.	2,403,667	2,517,226

		8,948,708	9,206,991

	Metals and Mining — 46.1%
195,000	Acacia Mining plc	836,067	756,603
178,500	Agnico Eagle Mines Ltd.(a)	9,617,908	8,053,920
295,000	Alacer Gold Corp.†	605,839	473,165
368,418	Alamos Gold Inc., Cl. A(a)	3,168,214	2,645,241
77,000	AngloGold Ashanti Ltd., ADR(a)	1,119,867	748,440
150,000	Antofagasta plc	2,730,039	1,561,971
100,000	Asanko Gold Inc.†	347,416	153,455
636,286	AuRico Metals Inc.†	446,945	559,351
525,000	B2Gold Corp.†	1,582,750	1,475,250
124,000	Barrick Gold Corp.(a)	2,490,256	1,972,840
475,000	Belo Sun Mining Corp.†	360,401	219,770
500,000	Centamin plc.	1,032,224	1,008,101
355,000	Continental Gold Inc.†	1,093,147	1,045,728
170,500	Detour Gold Corp.†	3,460,012	1,995,828
235,000	Eldorado Gold Corp.(a)	1,306,670	620,400
56,500	Franco-Nevada Corp.(a)	4,249,784	4,077,040
292,548	Fresnillo plc	5,362,517	5,662,121
218,000	Gold Fields Ltd., ADR	1,019,413	758,640
122,000	Goldcorp Inc.(a)	2,510,072	1,575,020
692,500	Hochschild Mining plc	2,258,977	2,473,150
585,000	Integra Gold Corp.†	339,511	424,044
184,000	Klondex Mines Ltd.†	1,031,019	620,049
10,000	Labrador Iron Ore Royalty Corp.	182,294	121,221
90,000	MAG Silver Corp.†	1,292,390	1,174,969
235,000	Newcrest Mining Ltd.	3,867,926	3,637,800
78,000	Newmont Mining Corp.(a)	3,270,605	2,526,420
97,100	Northern Dynasty Minerals Ltd.†	202,772	135,527
100,000	Northern Star Resources Ltd.	309,008	365,084
409,950	OceanaGold Corp.	1,403,055	1,236,046
89,000	Osisko Gold Royalties Ltd.	1,065,403	1,087,793
90,000	Osisko Mining Inc.†	312,742	284,547
25,000	Osisko Mining Inc.†(b)	53,439	75,089
600,000	Perseus Mining Ltd.†	1,878,228	133,736
29,000	Pretium Resources Inc., Toronto†	256,249	278,640

See accompanying notes to financial statements.

GAMCO Natural Resources, Gold & Income Trust

Schedule of Investments (Continued) — June 30, 2017 (Unaudited)

Shares		Cost	Market Value
	COMMON STOCKS (Continued)
	Metals and Mining (Continued)
86,500	Randgold Resources Ltd., ADR(a)	$8,460,223	$7,651,790
40,000	Richmont Mines Inc.†	311,857	311,537
51,000	Rio Tinto plc, ADR(a)	2,686,838	2,157,810
49,500	Royal Gold Inc.(a)	4,092,079	3,869,415
886,400	Saracen Mineral Holdings Ltd.†	389,509	797,104
70,000	SEMAFO Inc.†	260,742	161,397
150,000	Tahoe Resources Inc.(a)	3,323,066	1,293,000
73,000	Torex Gold Resources Inc.†	1,708,274	1,392,111
58,000	Wheaton Precious Metals Corp.(a)	1,480,052	1,153,620

		83,775,799	68,724,783

	Retail — 0.6%
18,500	Tractor Supply Co.(a)	1,632,061	1,002,885

	Specialty Chemicals — 4.8%
17,000	Agrium Inc.(a)	1,770,800	1,538,330
30,000	CF Industries Holdings Inc.(a)	1,349,314	838,800
18,000	FMC Corp.(a)	1,341,613	1,314,900
135,800	Potash Corp. of Saskatchewan Inc.(a)	3,549,064	2,213,540
56,900	The Mosaic Co.(a)	2,965,585	1,299,027

		10,976,376	7,204,597

	TOTAL COMMON STOCKS	175,120,848	146,962,463

	CONVERTIBLE PREFERRED STOCKS — 0.5%
	Energy and Energy Services — 0.5%
15,700	Kinder Morgan Inc., 9.750% Series A	769,300	688,916

	EXCHANGE TRADED FUNDS — 0.8%
121,000	United States Oil Fund LP†(a)	1,252,226	1,149,500

	WARRANTS — 0.0%
	Metals and Mining — 0.0%
25,000	Osisko Mining Inc., expire 08/28/18†(b)(c)	11,451	10,952

Principal Amount

	U.S. GOVERNMENT OBLIGATIONS — 0.2%
$325,000	U.S. Treasury Bills, 0.952%††, 08/31/17(d)	324,477	324,511

TOTAL INVESTMENTS — 100.0%		$177,478,302	$149,136,342

Market Value
CALL OPTIONS WRITTEN (Premiums received $9,278,290)	$(6,458,194)

Other Assets and Liabilities (Net)	5,701,401

NET ASSETS — COMMON STOCK (20,897,510 common shares outstanding)	$148,379,549

NET ASSET VALUE PER COMMON SHARE ($148,379,549 ÷ 20,897,510 shares outstanding)	$7.10

Number of Contracts		Expiration Date/ Exercise Price
	OPTIONS CONTRACTS WRITTEN (e) — (4.3)%
	Call Options Written — (4.3)%
70	AGCO Corp.	Aug. 17/65	$27,300
160	Agnico Eagle Mines Ltd.	Jul. 17/42	55,200
200	Agnico Eagle Mines Ltd.	Jul. 17/45	25,000
65	Agnico Eagle Mines Ltd.	Aug. 17/45	15,145
1,000	Agnico Eagle Mines Ltd.	Aug. 17/48	118,000
360	Agnico Eagle Mines Ltd.	Sep. 17/46	84,600
60	Agrium Inc.	Jul. 17/97.50	1,200
50	Agrium Inc.	Jul. 17/100	1,250
60	Agrium Inc.	Oct. 17/90	28,860
1,450	Alacer Gold Corp.(f)	Jul. 17/2.50	2,236
1,500	Alacer Gold Corp.(f)	Oct. 17/2.50	15,615
1,000	Alamos Gold Inc.	Jul. 17/7.50	17,500
485	Alamos Gold Inc.	Aug. 17/6	55,819
1,000	Alamos Gold Inc.	Aug. 17/8	16,210
1,200	Alamos Gold Inc.	Sep. 17/7.50	48,000
17	Anadarko Petroleum Corp.	Jul. 17/50	170
35	Anadarko Petroleum Corp.	Jul. 17/62.50	0
60	Anadarko Petroleum Corp.	Aug. 17/55	600
90	Anadarko Petroleum Corp.	Sep. 17/52.50	4,421
280	AngloGold Ashanti Ltd., ADR	Jul. 17/11	1,680
200	AngloGold Ashanti Ltd., ADR	Aug. 17/11	7,122
290	AngloGold Ashanti Ltd., ADR	Sep. 17/10	19,305
50	Antofagasta plc(g)	Jul. 17/800	21,972
50	Antofagasta plc(g)	Aug. 17/820	24,805
50	Antofagasta plc(g)	Sep. 17/800	37,009
60	Apache Corp.	Jul. 17/52.50	720
55	Apache Corp.	Aug. 17/50	6,541
80	Apache Corp.	Sep. 17/50	13,552
250	Archer-Daniels-Midland Co.	Jul. 17/45	618
240	Archer-Daniels-Midland Co.	Aug. 17/42	14,863
278	Archer-Daniels-Midland Co.	Sep. 17/45	7,506
500	Asanko Gold Inc.(f)	Jul. 17/4	578
500	Asanko Gold Inc.(f)	Oct. 17/4	2,504
1,800	B2Gold Corp.	Jul. 17/2.50	67,500
850	B2Gold Corp.	Aug. 17/3	13,506

See accompanying notes to financial statements.

GAMCO Natural Resources, Gold & Income Trust

Schedule of Investments (Continued) — June 30, 2017 (Unaudited)

Number of Contracts		Expiration Date/ Exercise Price	Market Value
	OPTIONS CONTRACTS WRITTEN (e) (Continued)
	Call Options Written (Continued)
1,600	B2Gold Corp.	Sep. 17/2.75	$50,416
440	Baker Hughes Inc.	Jul. 17/15	45,760
200	Baker Hughes Inc.	Jul. 17/17	2,000
200	Baker Hughes Inc.	Jul. 17/18	600
55	Baker Hughes Inc.	Jul. 17/62.50	165
400	Baker Hughes Inc.	Aug. 17/16	28,000
55	Baker Hughes Inc.	Aug. 17/60	1,255
55	Baker Hughes Inc.	Sep. 17/57.50	5,201
133	BP plc, ADR	Jul. 17/35	5,187
165	BP plc, ADR	Aug. 17/36	5,118
170	BP plc, ADR	Sep. 17/36	9,085
75	Bunge Ltd.	Jul. 17/77.50	5,625
75	Bunge Ltd.	Jul. 17/82.50	4,200
75	Bunge Ltd.	Aug. 17/72.50	30,616
100	Cabot Oil & Gas Corp.	Jul. 17/25	8,100
100	Cabot Oil & Gas Corp.	Aug. 17/24	7,919
100	Cabot Oil & Gas Corp.	Sep. 17/23	27,123
100	CF Industries Holdings Inc.	Jul. 17/30	2,224
100	CF Industries Holdings Inc.	Aug. 17/27.50	18,300
100	CF Industries Holdings Inc.	Sep. 17/30	10,568
60	Cheniere Energy Inc.	Sep. 17/50	14,640
78	Chevron Corp.	Jul. 17/110	1,039
75	Chevron Corp.	Aug. 17/110	3,881
50	Chevron Corp.	Sep. 17/105	13,250
40	Chevron Corp.	Sep. 17/107	7,094
4	Cimarex Energy Co.	Jul. 17/105	60
8	Cimarex Energy Co.	Jul. 17/115	20
8	Cimarex Energy Co.	Sep. 17/120	180
500	CNH Industrial NV	Jul. 17/10	70,000
500	CNH Industrial NV	Aug. 17/10	83,670
500	CNH Industrial NV	Sep. 17/11	36,790
15	Concho Resources Inc.	Jul. 17/135	270
15	Concho Resources Inc.	Aug. 17/135	1,184
30	Concho Resources Inc.	Sep. 17/120	22,800
50	ConocoPhillips	Jul. 17/50	64
50	ConocoPhillips	Aug. 17/50	700
60	ConocoPhillips	Sep. 17/47	5,281
100	Deere & Co.	Jul. 17/105	170,434
140	Deere & Co.	Aug. 17/120	71,742
125	Deere & Co.	Sep. 17/124	46,660
575	Detour Gold Corp.(f)	Jul. 17/17	4,877
200	Detour Gold Corp.(f)	Jul. 17/19	617
540	Detour Gold Corp.(f)	Aug. 17/17	14,366
590	Detour Gold Corp.(f)	Sep. 17/16	37,535
50	Devon Energy Corp.	Jul. 17/42	50
55	Devon Energy Corp.	Aug. 17/38	991
60	Devon Energy Corp.	Sep. 17/37	3,301
65	Diamondback Energy Inc.	Jul. 17/90	11,960

Number of Contracts		Expiration Date/ Exercise Price	Market Value
65	Diamondback Energy Inc.	Sep.17/97.50	$11,765
1,000	Eldorado Gold Corp.	Jul. 17/3.50	2,500
1,000	Eldorado Gold Corp.	Aug. 17/3.50	5,840
350	Eldorado Gold Corp.	Sep. 17/3	4,022
60	Enbridge Inc.	Jul. 17/41	1,928
96	Enbridge Inc.	Jul. 17/42.50	480
80	Enbridge Inc.	Aug. 17/40	7,478
40	Eni SpA(h)	Jul. 17/15	46
43	Eni SpA(h)	Aug. 17/15	430
40	Eni SpA(h)	Sep. 17/14.50	2,079
65	EOG Resources Inc.	Jul. 17/95	3,185
60	EOG Resources Inc.	Aug. 17/92.50	10,459
70	EOG Resources Inc.	Sep. 17/92.50	21,561
20	EQT Corp.	Jul. 17/60	2,200
20	EQT Corp.	Sep. 17/60	6,400
248	Exxon Mobil Corp.	Jul. 17/82.50	8,680
248	Exxon Mobil Corp.	Aug. 17/82.50	20,207
260	Exxon Mobil Corp.	Sep. 17/82.50	31,980
60	FMC Corp.	Jul. 17/72.50	11,700
60	FMC Corp.	Aug. 17/72.50	30,433
60	FMC Corp.	Oct. 17/72.50	27,000
200	Franco-Nevada Corp.	Jul. 17/65	145,000
175	Franco-Nevada Corp.	Aug. 17/65	143,924
190	Franco-Nevada Corp.	Sep. 17/67.50	129,042
800	Gold Fields Ltd., ADR	Jul. 17/3.50	10,400
930	Gold Fields Ltd., ADR	Aug. 17/4	8,947
1,000	Gold Fields Ltd., ADR	Sep. 17/3.50	25,840
420	Goldcorp Inc.	Jul. 17/14	2,100
400	Goldcorp Inc.	Aug. 17/14	13,116
400	Goldcorp Inc.	Sep. 17/13	30,044
110	Halliburton Co.	Jul. 17/50	220
100	Halliburton Co.	Aug. 17/46	5,302
110	Halliburton Co.	Sep. 17/47.50	6,050
55	Halliburton Co.	Oct. 17/45	8,635
10	Helmerich & Payne Inc.	Jul. 17/57.50	710
20	Helmerich & Payne Inc.	Jul. 17/67.50	36
30	Helmerich & Payne Inc.	Sep. 17/60	3,600
23	Hess Corp.	Jul. 17/52.50	66
23	Hess Corp.	Aug. 17/50	989
24	Hess Corp.	Sep. 17/50	1,652
40	IDEXX Laboratories Inc.	Jul. 17/165	8,040
40	IDEXX Laboratories Inc.	Aug. 17/165	22,200
40	IDEXX Laboratories Inc.	Oct. 17/165	32,520
180	Kinder Morgan Inc.	Jul. 17/22	360
175	Kinder Morgan Inc.	Aug. 17/20	4,170
180	Kinder Morgan Inc.	Sep. 17/20	7,200
785	Klondex Mines Ltd.(f)	Jul. 17/6	6,356
560	Klondex Mines Ltd.(f)	Aug. 17/5	10,796
500	Klondex Mines Ltd.(f)	Sep. 17/5	13,495
500	Kubota Corp.(i)	Jul. 17/1700	82,860

See accompanying notes to financial statements.

GAMCO Natural Resources, Gold & Income Trust

Schedule of Investments (Continued) — June 30, 2017 (Unaudited)

Number of Contracts		Expiration Date/ Exercise Price	Market Value
	OPTIONS CONTRACTS WRITTEN (e) (Continued)
	Call Options Written (Continued)
500	Kubota Corp.	Aug. 17/1800	$51,726
500	Kubota Corp.	Sep. 17/1800	59,309
300	MAG Silver Corp.(f)	Jul. 17/18	7,519
150	MAG Silver Corp.(f)	Aug. 17/17	13,013
150	MAG Silver Corp.(f)	Aug. 17/18	8,386
300	MAG Silver Corp.(f)	Sep. 17/17	32,387
85	Marathon Oil Corp.	Jul. 17/16	43
85	Marathon Oil Corp.	Aug. 17/15	327
85	Marathon Oil Corp.	Sep. 17/13	3,345
50	Marathon Petroleum Corp.	Jul. 17/53	3,752
50	Marathon Petroleum Corp.	Aug. 17/53	7,268
125	Marathon Petroleum Corp.	Sep. 17/53	24,688
90	Monsanto Co.	Jul. 17/115	33,300
130	Monsanto Co.	Aug. 17/115	48,978
500	Newcrest Mining Ltd.(j)	Jun. 17/23	0
500	Newcrest Mining Ltd.(j)	Jul. 17/21	26,286
850	Newcrest Mining Ltd.(j)	Aug. 17/19	114,322
1,000	Newcrest Mining Ltd.(j)	Sep. 17/19.50	142,191
26	Newfield Exploration Co.	Jul. 17/38	65
20	Newfield Exploration Co.	Aug. 17/38	125
16	Newfield Exploration Co.	Sep. 17/33	1,160
260	Newmont Mining Corp.	Jul. 17/31	44,200
260	Newmont Mining Corp.	Sep. 17/34	26,260
50	Noble Energy Inc.	Jul. 17/21	125
60	Noble Energy Inc.	Aug. 17/32.50	1,050
60	Noble Energy Inc.	Sep. 17/30	6,119
50	Noble Energy Inc.	Oct. 17/30	6,626
1,000	Northern Star Resources Ltd.(j)	Jul. 17/4	59,328
35	Occidental Petroleum Corp.	Jul. 17/62.50	1,156
30	Occidental Petroleum Corp.	Aug. 17/65	1,320
35	Occidental Petroleum Corp.	Sep. 17/60	7,663
1,300	OceanaGold Corp.(f)	Jul. 17/4	14,536
1,800	OceanaGold Corp.(f)	Aug. 17/4	34,701
1,000	OceanaGold Corp.(f)	Sep. 17/4	25,062
25	ONEOK Inc.	Jul. 17/55	625
25	ONEOK Inc.	Oct. 17/52.50	5,785
220	Osisko Gold Royalties Ltd.(f)	Aug. 17/15.50	13,996
330	Osisko Gold Royalties Ltd.(f)	Sep. 17/16	19,085
340	Osisko Gold Royalties Ltd.(f)	Oct. 17/16	22,941
900	Osisko Mining Inc.(f)	Jul. 17/4.50	5,205
75	Patterson-UTI Energy Inc.	Aug. 17/25	750
50	Phillips 66	Jul. 17/80	12,816
10	Phillips 66	Aug. 17/77.50	5,890
40	Phillips 66	Aug. 17/80	15,680
70	Phillips 66	Sep. 17/82.50	15,777
150	Pilgrim’s Pride Corp.	Sep. 17/24	8,250
40	Pioneer Natural Resources Co.	Jul. 17/180	500

Number of Contracts		Expiration Date/ Exercise Price	Market Value
30	Pioneer Natural Resources Co.	Aug. 17/180	$4,257
40	Pioneer Natural Resources Co.	Sep. 17/175	12,300
20	Pioneer Natural Resources Co.	Oct. 17/170	12,248
450	Potash Corp. Of Saskatchewan Inc.	Jul. 17/17	5,216
460	Potash Corp. Of Saskatchewan Inc.	Aug. 17/16	34,491
448	Potash Corp. Of Saskatchewan Inc.	Sep. 17/17	18,816
140	Pretium Resources Inc.	Sep. 17/11	5,600
95	Randgold Resources Ltd., ADR	Jul. 17/87.50	25,650
135	Randgold Resources Ltd., ADR	Jul. 17/90	19,575
315	Randgold Resources Ltd., ADR	Aug. 17/90	92,926
320	Randgold Resources Ltd., ADR	Sep. 17/90	126,400
75	Range Resources Corp.	Jul. 17/26	3,000
25	Range Resources Corp.	Sep. 17/26	2,925
50	Range Resources Corp.	Sep. 17/29	3,125
170	Rio Tinto plc, ADR	Jul. 17/42.50	17,000
170	Rio Tinto plc, ADR	Aug. 17/42.50	14,719
170	Rio Tinto plc, ADR	Sep. 17/40	54,400
40	Royal Dutch Shell plc(g)	Jul. 17/2100	9,805
40	Royal Dutch Shell plc(g)	Aug. 17/2100	13,994
40	Royal Dutch Shell plc(g)	Sep. 17/2200	6,950
190	Royal Gold Inc.	Jul. 17/70	160,550
40	Royal Gold Inc.	Aug. 17/75	20,080
100	Royal Gold Inc.	Aug. 17/80	18,518
165	Royal Gold Inc.	Sep. 17/77.50	62,578
190	Schlumberger Ltd.	Jul. 17/80	6
89	Schlumberger Ltd.	Aug. 17/75	801
70	Schlumberger Ltd.	Sep. 17/70	6,300
70	Schlumberger Ltd.	Sep. 17/72.50	3,150
190	Silver Wheaton Corp.	Jul. 17/20	9,162
190	Silver Wheaton Corp.	Aug. 17/20	16,798
200	Silver Wheaton Corp.	Sep. 17/18	45,600
75	Suncor Energy Inc.	Jul. 17/31	941
65	Suncor Energy Inc.	Aug. 17/32	1,282
70	Suncor Energy Inc.	Sep. 17/31	3,535
700	Tahoe Resources Inc.	Aug. 17/9.50	16,065
800	Tahoe Resources Inc.	Sep. 17/7.50	108,000
40	TechnipFMC plc	Jul. 17/32	100
80	TechnipFMC plc	Aug. 17/32	1,030
40	TechnipFMC plc	Sep. 17/29	3,085
20	Tesoro Corp.	Jul. 17/82.50	21,888
35	Tesoro Corp.	Aug. 17/85	33,775
20	Tesoro Corp.	Sep. 17/92.50	9,239
190	The Mosaic Co.	Jul. 17/28	66
190	The Mosaic Co.	Aug. 17/24	11,290
190	The Mosaic Co.	Sep. 17/24	15,200
120	The Williams Companies Inc.	Jul. 17/30	6,864
115	The Williams Companies Inc.	Aug. 17/30	14,835

See accompanying notes to financial statements.

GAMCO Natural Resources, Gold & Income Trust

Schedule of Investments (Continued) — June 30, 2017 (Unaudited)

Number of Contracts		Expiration Date/ Exercise Price	Market Value
	OPTIONS CONTRACTS WRITTEN (e) (Continued) Call Options Written (Continued)
90	The Williams Companies Inc.	Sep. 17/30	$12,870
200	Torex Gold Resources Inc.(f)	Jul. 17/22	44,725
150	Torex Gold Resources Inc.(f)	Jul. 17/29	1,619
380	Torex Gold Resources Inc.(f)	Sep. 17/23	87,176
50	TOTAL SA, ADR	Aug. 17/50	5,500
50	TOTAL SA, ADR	Aug. 17/52.50	1,600
125	TOTAL SA, ADR	Aug. 17/54	226
50	TOTAL SA, ADR	Aug. 17/55	250
60	Tractor Supply Co.	Jul. 17/60	600
75	Tractor Supply Co.	Jul. 17/70	188
140	Tractor Supply Co.	Oct. 17/60	21,000
140	Tyson Foods Inc.	Jul. 17/65	4,200
140	Tyson Foods Inc.	Aug. 17/60	47,887
140	Tyson Foods Inc.	Sep. 17/62.50	33,981
133	United States Commodities Fund LLC	Sep. 17/10.50	1,995
400	United States Oil Fund LP	Jul. 17/11.50	400
407	United States Oil Fund LP	Aug. 17/11	1,221
270	United States Oil Fund LP	Sep. 17/10	7,560
60	Valero Energy Corp.	Jul. 17/65	16,374
60	Valero Energy Corp.	Aug. 17/65	18,303
60	Valero Energy Corp.	Sep. 17/67.50	15,240
380	VanEck Vectors Gold Miners ETF	Jul. 17/20	78,280
2,374	VanEck Vectors Gold Miners ETF	Jul. 17/21	284,880
1,000	VanEck Vectors Gold Miners ETF	Aug. 17/19.50	267,630
2,000	VanEck Vectors Gold Miners ETF	Aug. 17/21	296,860
1,000	VanEck Vectors Gold Miners ETF	Aug. 17/22	101,990
450	VanEck Vectors Gold Miners ETF	Sep. 17/21.50	68,400
1,500	VanEck Vectors Gold Miners ETF	Sep. 17/22	190,500
150	VanEck Vectors Gold Miners ETF	Sep. 17/22.50	15,600
210	Zoetis Inc.	Jul. 17/55	157,500
210	Zoetis Inc.	Oct. 17/60	84,000

	TOTAL CALL OPTIONS WRITTEN (Premiums received $9,278,290)		$6,458,194

(a)	Securities, or a portion thereof, with a value of $76,736,125 were deposited with the broker as collateral for securities sold short and options written.
(b)

Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2017, the market value of Rule 144A securities amounted to $86,041 or 0.06% of total investments.

(c)

At June 30, 2017, the Fund held an investment in a restricted and illiquid security amounting to $10,952 or 0.01% of total investments., which was valued under methods approved by the Board of Trustees as follows:

Acquisition Shares	Issuer	Acquisition Date	Acquisition Cost	06/30/17 Carrying Value Per Share
25,000	Osisko Mining Inc., expire 08/28/18	02/17/17	$11,451	$0.4381
(d)	At June 30, 2017, $325,000 of the principal amount was pledged as collateral for options written.
(e)	At June 30, 2017, the Fund had written Over-The-Counter Option Contracts with Pershing LLC, and Morgan Stanley, and Goldman Sachs Group, Inc.
(f)	Exercise price denoted in Canadian dollars.
(g)	Exercise price denoted in British pence.
(h)	Exercise price denoted in Euros.
(i)	Exercise price denoted in Japanese yen.
(j)	Exercise price denoted in Australian dollars.
†	Non-income producing security.
††	Represents annualized yield at date of purchase.
ADR	American Depositary Receipt

	% of Total	Market
Geographic Diversification	Investments	Value
Long Positions
North America	70.4%	$105,050,371
Europe.	20.6	30,692,720
Asia/Pacific	3.3	4,933,724
Latin America	3.0	4,435,221
Japan	1.7	2,517,226
South Africa	1.0	1,507,080

Total Investments	100.0%	$149,136,342

Short Positions
North America	(3.9)%	$(5,805,080)
Asia/Pacific	(0.2)	(342,127)
Japan	(0.1)	(193,897)
Europe.	(0.1)	(117,090)

Total Investments	(4.3)%	$(6,458,194)

See accompanying notes to financial statements.

GAMCO Natural Resources, Gold & Income Trust

Statement of Assets and Liabilities

June 30, 2017 (Unaudited)

Assets:
Investments, at value (cost $177,478,302)	$149,136,342
Foreign currency, at value (cost $238,871)	239,548
Deposit at brokers	10,438,442
Receivable for investments sold	151,379
Dividends receivable	247,736
Deferred offering expense	30,935
Prepaid expenses	1,030

Total Assets	160,245,412

Liabilities:
Call options written (premiums received $9,278,290)	6,458,194
Payable to custodian	1,018,504
Payable for investments purchased	4,089,406
Payable for investment advisory fees	122,676
Payable for payroll expenses	43,435
Payable for accounting fees	11,250
Other accrued expenses	122,398

Total Liabilities	11,865,863

Net Assets
(applicable to 20,897,510 shares outstanding)	$148,379,549

Net Assets Consist of:
Paid-in capital	$292,328,959
Distributions in excess of net investment income	(68,172)
Distributions in excess of net realized gain on investments, securities sold short, written options, and foreign currency transactions	(118,360,073)
Net unrealized depreciation on investments	(28,341,960)
Net unrealized appreciation on written options	2,820,096
Net unrealized appreciation on foreign currency translations	699

Net Assets	$148,379,549

Net Asset Value per Common Share:
($148,379,549 ÷ 20,897,510 shares outstanding at $0.001 par value; unlimited number of shares authorized)	$7.10

Statement of Operations

For the Six Months Ended June 30, 2017 (Unaudited)

Investment Income:
Dividends (net of foreign withholding taxes of $82,233)	$1,544,583
Interest	23,521

Total Investment Income	1,568,104

Expenses:
Investment advisory fees	746,975
Payroll expenses	54,462
Shareholder communications expenses	45,558
Legal and audit fees	44,737
Trustees’ fees	38,453
Accounting fees	22,500
Shareholder services fees	10,874
Custodian fees.	10,165
Interest expense	8,600
Service fees for securities sold short (See Note 2)	1,548
Miscellaneous expenses	19,508

Total Expenses	1,003,380

Less:
Expenses paid indirectly by broker (See Note 3)	(991)
Custodian fee credits	(129)

Total Reductions and Credits	(1,120)

Net Expenses	1,002,260

Net Investment Income	565,844

Net Realized and Unrealized Gain/(Loss) on Investments, Securities Sold Short, Written Options, and Foreign Currency:
Net realized loss on investments	(2,182,372)
Net realized loss on securities sold short	(543,077)
Net realized gain on written options	7,608,432
Net realized gain on foreign currency transactions	15,804

Net realized gain on investments, securities sold short, written options, and foreign currency transactions	4,898,787

Net change in unrealized appreciation/depreciation:
on investments	(5,053,368)
on securities sold short	24,334
on written options	4,938,606
on foreign currency translations	2,183

Net change in unrealized appreciation/ depreciation on investments, securities sold short, written options, and foreign currency translations	(88,245)

Net Realized and Unrealized Gain/(Loss) on Investments, Securities Sold Short, Written Options, and Foreign Currency	4,810,542

Net Increase in Net Assets Resulting from
Operations	$5,376,386

See accompanying notes to financial statements.

GAMCO Natural Resources, Gold & Income Trust

Statement of Changes in Net Assets

	Six Months Ended June 30, 2017 (Unaudited)		Year Ended December 31, 2016

Operations:
Net investment income	$565,844		$296,943
Net realized gain/(loss) on investments, securities sold short, written options, and foreign currency transactions	4,898,787		(57,286,108)
Net change in unrealized appreciation/depreciation on investments, securities sold short, written options, and foreign currency translations	(88,245)		87,910,500

Net Increase in Net Assets Resulting from Operations	5,376,386		30,921,335

Distributions to Common Shareholders:
Net investment income	(500,989	)*	(547,136)
Net realized gain	(3,757,425	)*	—
Return of capital	(2,003,960	)*	(16,955,540)

Total Distributions to Common Shareholders	(6,262,374)		(17,502,676)

Fund Share Transactions:
Net increase in net assets from common shares issued upon reinvestment of distributions	233,552		487,608
Net decrease from repurchase of common shares (includes transaction costs)	—		(788,141)

Net Increase/(Decrease) in Net Assets from Fund Share Transactions	233,552		(300,533)

Net Increase/(Decrease) in Net Assets Attributable to Common Shareholders	(652,436)		13,118,126

Net Assets Attributable to Common Shareholders:
Beginning of year	149,031,985		135,913,859

End of period (including undistributed net investment income of $0 and $0, respectively)	$148,379,549		$149,031,985

*	Based on year to date book income. Amounts are subject to change and recharacterization at year end.

See accompanying notes to financial statements.

GAMCO Natural Resources, Gold & Income Trust

Financial Highlights

Selected data for a common share of beneficial interest outstanding throughout each period:

	Six Months Ended June 30,2017		Year Ended December 31,
	(Unaudited)		2016		2015		2014	2013		2012
Operating Performance:
Net asset value, beginning of year	$7.14		$6.49		$8.75		$10.91	$13.93		$15.06

Net investment income	0.03		0.01		0.02		0.02	0.06		0.11
Net realized and unrealized gain/(loss) on investments, written options, and foreign currency transactions	0.23		1.47		(1.44)		(1.10)	(1.58)		0.44

Total from investment operations	0.26		1.48		(1.42)		(1.08)	(1.52)		0.55

Distributions to Common Shareholders:
Net investment income	(0.02	)*	(0.03)		(0.01)		(0.02)	(0.06)		(0.10)
Net realized short term gains	(0.18	)*	—		—		—	—		(1.05)
Net realized long term gains	—		—		—		—	—		(0.04)
Return of capital	(0.10	)*	(0.81)		(0.83)		(1.06)	(1.44)		(0.49)

Total distributions to common shareholders	(0.30)		(0.84)		(0.84)		(1.08)	(1.50)		(1.68)

Fund Share Transactions:
Increase/(Decrease) in net asset value from common share transactions	—		0.01		0.00	(a)	—	(0.00	)(a)	0.00 (a)

Net Asset Value, End of Period	$7.10		$7.14		$6.49		$8.75	$10.91		$13.93

NAV total return†	3.65%		23.53%		(17.57)%		(11.25)%	(11.22)%		3.90%

Market value, end of period	$6.76		$6.67		$5.73		$8.07	$10.02		$13.69

Investment total return††	0.22%		31.52%		(19.98)%		(10.48)%	(16.78)%		14.25%

Ratios to Average Net Assets and Supplemental Data:
Net assets, end of period (in 000’s)	$148,380		$149,032		$135,914		$184,118	$229,675		$290,964
Ratio of net investment income to average net assets	0.76	%(b)	0.20%		0.21%		0.22%	0.51%		0.75%
Ratio of operating expenses to average net assets(c)	1.34	%(b)(d)	1.37	%(d)(e)	1.36	%(d)	1.25%	1.22%		1.17%
Portfolio turnover rate	114.2%		183.0%		58.0%		101.5%	81.5%		51.6%

†

Based on net asset value per share, adjusted for reinvestment of distributions at the net asset value per share on the ex-dividend dates. Total return for a period of less than one year is not annualized.

††

Based on market value per share, adjusted for reinvestment of distributions at prices obtained under the Fund’s dividend reinvestment plan. Total return for a period of less than one year is not annualized.

*	Based on year to date book income. Amounts are subject to change and recharacterization at year end.
(a)	Amount represents less than $0.005 per share.
(b)	Annualized.
(c)

Ratio of operating expenses excluding interest and dividend expense and service fees on securities sold short to average net assets for the six months ended June 30, 2017 and the year ended December 31, 2016 was 1.33% and 1.36%, respectively. For the years ended December 31, 2015, 2014, 2013, and 2012, the effect on the expense ratios was minimal.

(d)

The Fund received credits from a designated broker who agreed to pay certain Fund operating expenses. For the six months ended June 30, 2017 and the years ended December 31, 2016 and 2015, there was no impact on the expense ratios.

(e)

For the year ended December 31, 2016, the ratio of operating expenses to average net assets excluded dividend expense and service fees on securities sold short. Including dividend expense and service fees on securities sold short, for the year ended December 31, 2016, the ratio of operating expenses to average net assets would have been 1.39%.

See accompanying notes to financial statements.

GAMCO Natural Resources, Gold & Income Trust

Notes to Financial Statements (Unaudited)

1. Organization. The GAMCO Natural Resources, Gold & Income Trust (the “Fund”) is a non-diversified closed-end management investment company organized as a Delaware statutory trust on June 26, 2008 and registered under the Investment Company Act of 1940, as amended (the “1940 Act”). Investment operations commenced on January 27, 2011.

The Fund’s primary investment objective is to provide a high level of current income from interest, dividends, and option premiums. The Fund’s secondary investment objective is to seek capital appreciation consistent with the Fund’s strategy and its primary objective. The Fund will attempt to achieve its objectives, under normal market conditions, by investing at least 80% of its assets in equity securities of companies principally engaged in the natural resources and gold industries. As part of its investment strategy, the Fund intends to generate current income from short term gains through an option strategy of writing (selling) covered call options of the equity securities in its portfolio. The Fund may invest in the securities of companies located anywhere in the world.

2. Significant Accounting Policies. As an investment company, the Fund follows the investment company accounting and reporting guidance, which is part of U.S. generally accepted accounting principles (“GAAP”) that may require the use of management estimates and assumptions in the preparation of its financial statements. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

Security Valuation. Portfolio securities listed or traded on a nationally recognized securities exchange or traded in the U.S. over-the-counter market for which market quotations are readily available are valued at the last quoted sale price or a market’s official closing price as of the close of business on the day the securities are being valued. If there were no sales that day, the security is valued at the average of the closing bid and asked prices or, if there were no asked prices quoted on that day, then the security is valued at the closing bid price on that day. If no bid or asked prices are quoted on such day, the security is valued at the most recently available price or, if the Board of Trustees (the “Board”) so determines, by such other method as the Board shall determine in good faith to reflect its fair market value. Portfolio securities traded on more than one national securities exchange or market are valued according to the broadest and most representative market, as determined by Gabelli Funds, LLC (the “Adviser”).

Portfolio securities primarily traded on a foreign market are generally valued at the preceding closing values of such securities on the relevant market, but may be fair valued pursuant to procedures established by the Board if market conditions change significantly after the close of the foreign market, but prior to the close of business on the day the securities are being valued. Debt obligations for which market quotations are readily available are valued at the average of the latest bid and asked prices. If there were no asked prices quoted on such day, the security is valued using the closing bid price, unless the Board determines such amount does not reflect the securities’ fair value, in which case these securities will be fair valued as determined by the Board. Certain securities are valued principally using dealer quotations. Futures contracts are valued at the closing settlement price of the exchange or board of trade on which the applicable contract is traded. OTC futures and options on futures for which market quotations are readily available will be valued by quotations received from a pricing service or, if no quotations are available from a pricing service, by quotations obtained from one or more dealers in the instrument in question by the Adviser.

GAMCO Natural Resources, Gold & Income Trust

Notes to Financial Statements (Unaudited) (Continued)

Securities and assets for which market quotations are not readily available are fair valued as determined by the Board. Fair valuation methodologies and procedures may include, but are not limited to: analysis and review of available financial and non-financial information about the company; comparisons with the valuation and changes in valuation of similar securities, including a comparison of foreign securities with the equivalent U.S. dollar value American Depositary Receipt securities at the close of the U.S. exchange; and evaluation of any other information that could be indicative of the value of the security.

The inputs and valuation techniques used to measure fair value of the Fund’s investments are summarized into three levels as described in the hierarchy below:

●	Level 1 — quoted prices in active markets for identical securities;

●	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.); and

●	Level 3 — significant unobservable inputs (including the Board’s determinations as to the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in the aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of the Fund’s investments in securities and other financial instruments by inputs used to value the Fund’s investments as of June 30, 2017 is as follows:

	Valuation Inputs
	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Total Market Value at 6/30/17
INVESTMENTS IN SECURITIES:
ASSETS (Market Value):
Common Stocks
Metals and Mining	$65,011,894	$3,712,889	$68,724,783
Other Industries (a)	78,237,680	—	78,237,680
Total Common Stocks	143,249,574	3,712,889	146,962,463
Convertible Preferred Stocks (a)	688,916	—	688,916
Exchange Traded Funds	1,149,500	—	1,149,500
Warrants (a)	—	10,952	10,952
U.S. Government Obligations	—	324,511	324,511
TOTAL INVESTMENTS IN SECURITIES – ASSETS	$145,087,990	$4,048,352	$149,136,342
INVESTMENTS IN SECURITIES:
LIABILITIES (Market Value):
EQUITY CONTRACTS:
Call Options Written	$2,459,482	$3,998,712	$6,458,194
TOTAL INVESTMENTS IN SECURITIES – LIABILITIES	$2,459,482	$3,998,712	$6,458,194

(a)	Please refer to the Schedule of Investments for the industry classifications of these portfolio holdings.

The Fund did not have transfers among Level 1 and Level 2 during the six months ended June 30, 2017. The Fund’s policy is to recognize transfers among Levels as of the beginning of the reporting period.

At June 30, 2017 and December 31, 2016, the Fund held no Level 3 investments.

GAMCO Natural Resources, Gold & Income Trust

Notes to Financial Statements (Unaudited) (Continued)

Additional Information to Evaluate Qualitative Information.

General. The Fund uses recognized industry pricing services – approved by the Board and unaffiliated with the Adviser – to value most of its securities, and uses broker quotes provided by market makers of securities not valued by these and other recognized pricing sources. Several different pricing feeds are received to value domestic equity securities, international equity securities, preferred equity securities, and fixed income securities. The data within these feeds are ultimately sourced from major stock exchanges and trading systems where these securities trade. The prices supplied by external sources are checked by obtaining quotations or actual transaction prices from market participants. If a price obtained from the pricing source is deemed unreliable, prices will be sought from another pricing service or from a broker/dealer that trades that security or similar securities.

Fair Valuation. Fair valued securities may be common or preferred equities, warrants, options, rights, or fixed income obligations. Where appropriate, Level 3 securities are those for which market quotations are not available, such as securities not traded for several days, or for which current bids are not available, or which are restricted as to transfer. When fair valuing a security, factors to consider include recent prices of comparable securities that are publicly traded, reliable prices of securities not publicly traded, the use of valuation models, current analyst reports, valuing the income or cash flow of the issuer, or cost if the preceding factors do not apply. A significant change in the unobservable inputs could result in a lower or higher value in Level 3 securities. The circumstances of Level 3 securities are frequently monitored to determine if fair valuation measures continue to apply.

The Adviser reports quarterly to the Board the results of the application of fair valuation policies and procedures. These may include backtesting the prices realized in subsequent trades of these fair valued securities to fair values previously recognized.

Derivative Financial Instruments. The Fund may engage in various portfolio investment strategies by investing in derivative financial instruments for the purposes of increasing the income of the Fund, hedging against changes in the value of its portfolio securities and in the value of securities it intends to purchase, or hedging against a specific transaction with respect to either the currency in which the transaction is denominated or another currency. Investing in certain derivative financial instruments, including participation in the options, futures, or swap markets, entails certain execution, liquidity, hedging, tax, and securities, interest, credit, or currency market risks. Losses may arise if the Adviser’s prediction of movements in the direction of the securities, foreign currency, and interest rate markets is inaccurate. Losses may also arise if the counterparty does not perform its duties under a contract, or, in the event of default, the Fund may be delayed in or prevented from obtaining payments or other contractual remedies owed to it under derivative contracts. The creditworthiness of the counterparties is closely monitored in order to minimize these risks. Participation in derivative transactions involves investment risks, transaction costs, and potential losses to which the Fund would not be subject absent the use of these strategies. The consequences of these risks, transaction costs, and losses may have a negative impact on the Fund’s ability to pay distributions.

Collateral requirements differ by type of derivative. Collateral requirements are set by the broker or exchange clearing house for exchange traded derivatives, while collateral terms are contract specific for derivatives traded over-the-counter. Securities pledged to cover obligations of the Fund under derivative contracts are noted in

GAMCO Natural Resources, Gold & Income Trust

Notes to Financial Statements (Unaudited) (Continued)

the Schedule of Investments. Cash collateral, if any, pledged for the same purpose will be reported separately in the Statement of Assets and Liabilities.

The Fund’s policy with respect to offsetting is that, absent an event of default by the counterparty or a termination of the agreement, the master agreement does not result in an offset of reported amounts of financial assets and financial liabilities in the Statement of Assets and Liabilities across transactions between the Fund and the applicable counterparty. The enforceability of the right to offset may vary by jurisdiction.

The Fund’s derivative contracts held at June 30, 2017, if any, are not accounted for as hedging instruments under GAAP and are disclosed in the Schedule of Investments together with the related counterparty.

Swap Agreements. The Fund may enter into equity contract for difference swap transactions for the purpose of increasing the income of the Fund. The use of swaps is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio security transactions. In an equity contract for difference swap, a set of future cash flows is exchanged between two counterparties. One of these cash flow streams will typically be based on a reference interest rate combined with the performance of a notional value of shares of a stock. The other will be based on the performance of the shares of a stock. Depending on the general state of short term interest rates and the returns on the Fund’s portfolio securities at the time an equity contract for difference swap transaction reaches its scheduled termination date, there is a risk that the Fund will not be able to obtain a replacement transaction or that the terms of the replacement will not be as favorable as on the expiring transaction.

Unrealized gains related to swaps are reported as an asset and unrealized losses are reported as a liability in the Statement of Assets and Liabilities. The change in value of swaps, including the accrual of periodic amounts of interest to be received or paid on swaps, is reported as unrealized gain or loss in the Statement of Operations. A realized gain or loss is recorded upon receipt or payment of a periodic payment or termination of swap agreements. During the six months ended June 30, 2017, the Fund held no investments in equity contract for difference swap agreements.

Options. The Fund may purchase or write call or put options on securities or indices for the purpose of increasing the income of the Fund. As a writer of put options, the Fund receives a premium at the outset and then bears the risk of unfavorable changes in the price of the financial instrument underlying the option. The Fund would incur a loss if the price of the underlying financial instrument decreases between the date the option is written and the date on which the option is terminated. The Fund would realize a gain, to the extent of the premium, if the price of the financial instrument increases between those dates.

As a purchaser of put options, the Fund pays a premium for the right to sell to the seller of the put option the underlying security at a specified price. The seller of the put has the obligation to purchase the underlying security upon exercise at the exercise price. If the price of the underlying security declines, the Fund would realize a gain upon sale or exercise. If the price of the underlying security increases or stays the same, the Fund would realize a loss upon sale or at the expiration date, but only to the extent of the premium paid.

If a written call option is exercised, the premium is added to the proceeds from the sale of the underlying security in determining whether there has been a realized gain or loss. If a written put option is exercised, the premium reduces the cost basis of the security. In the case of call options, the exercise prices are referred to as “in-the-money,” “at-the-money,” and “out-of-the-money,” respectively. The Fund may write (a) in-the-money

GAMCO Natural Resources, Gold & Income Trust

Notes to Financial Statements (Unaudited) (Continued)

call options when the Adviser expects that the price of the underlying security will remain stable or decline during the option period, (b) at-the-money call options when the Adviser expects that the price of the underlying security will remain stable, decline, or advance moderately during the option period, and (c) out-of-the-money call options when the Adviser expects that the premiums received from writing the call option will be greater than the appreciation in the price of the underlying security above the exercise price. By writing a call option, the Fund limits its opportunity to profit from any increase in the market value of the underlying security above the exercise price of the option. Out-of-the-money, at-the-money, and in-the-money put options (the reverse of call options as to the relation of exercise price to market price) may be utilized in the same market environments that such call options are used in equivalent transactions. Option positions at June 30, 2017 are reflected within the Schedule of Investments.

The Fund’s volume of activity in equity options contracts during the six months ended June 30, 2017 had an average monthly market value of approximately $8,893,720. Please refer to Note 4 for option activity during the six months ended June 30, 2017.

At June 30, 2017, the Fund’s derivative liabilities (by type) were as follows:

	Gross Amounts of Recognized Liabilities Presented in the Statement of Assets and Liabilities	Gross Amounts Available for Offset in the Statement of Assets and Liabilities	Net Amounts of Liabilities Presented in the Statement of Assets and Liabilities
Liabilities
Equity Written Options	$6,458,194	—	$6,458,194

The following table presents the Fund’s derivative liabilities by counterparty net of the related collateral segregated by the Fund as of June 30, 2017:

		Net Amounts Not Offset in the Statement of Assets and Liabilities
	Net Amounts of Liabilities Presented in the Statement of Assets and Liabilities	Financial Instruments	Cash Collateral Pledged	Net Amount
Counterparty
Pershing LLC	$5,805,080	$(5,805,080)	—	—
Morgan Stanley	432,931	(432,931)	—	—
Goldman Sachs	220,183	(220,183)	—	—

Total	$6,458,194	$(6,458,194)	—	—

As of June 30, 2017, the value of equity option positions can be found in the Statement of Assets and Liabilities, under Liabilities, Call options written. For the six months ended June 30, 2017, the effect of equity option positions can be found in the Statement of Operations, under Net Realized and Unrealized Gain/(Loss) on Investments, Written Options, and Foreign Currency, within Net realized gain on written options and Net change in unrealized appreciation/depreciation on written options.

Limitations on the Purchase and Sale of Futures Contracts, Certain Options, and Swaps. Subject to the guidelines of the Board, the Fund may engage in “commodity interest” transactions (generally, transactions in futures, certain options, certain currency transactions, and certain types of swaps) only for bona fide hedging

GAMCO Natural Resources, Gold & Income Trust

Notes to Financial Statements (Unaudited) (Continued)

or other permissible transactions in accordance with the rules and regulations of the Commodity Futures Trading Commission (“CFTC”). Pursuant to amendments by the CFTC to Rule 4.5 under the Commodity Exchange Act (“CEA”), the Adviser has filed a notice of exemption from registration as a “commodity pool operator” with respect to the Fund. The Fund and the Adviser are therefore not subject to registration or regulation as a commodity pool operator under the CEA. In addition, certain trading restrictions are now applicable to the Fund as of January 1, 2013. These trading restrictions permit the Fund to engage in commodity interest transactions that include (i) “bona fide hedging” transactions, as that term is defined and interpreted by the CFTC and its staff, without regard to the percentage of the Fund’s assets committed to margin and options premiums and (ii) non-bona fide hedging transactions, provided that the Fund does not enter into such non-bona fide hedging transactions if, immediately thereafter, either (a) the sum of the amount of initial margin deposits on the Fund’s existing futures positions or swaps positions and option or swaption premiums would exceed 5% of the market value of the Fund’s liquidating value, after taking into account unrealized profits and unrealized losses on any such transactions, or (b) the aggregate net notional value of the Fund’s commodity interest transactions would not exceed 100% of the market value of the Fund’s liquidating value, after taking into account unrealized profits and unrealized losses on any such transactions. Therefore, in order to claim the Rule 4.5 exemption, the Fund is limited in its ability to invest in commodity futures, options, and certain types of swaps (including securities futures, broad based stock index futures, and financial futures contracts). As a result, in the future the Fund will be more limited in its ability to use these instruments than in the past, and these limitations may have a negative impact on the ability of the Adviser to manage the Fund, and on the Fund’s performance.

Securities Sold Short. The Fund may enter into short sale transactions. Short selling involves selling securities that may or may not be owned and, at times, borrowing the same securities for delivery to the purchaser, with an obligation to replace such borrowed securities at a later date. The proceeds received from short sales are recorded as liabilities and the Fund records an unrealized gain or loss to the extent of the difference between the proceeds received and the value of an open short position on the day of determination. The Fund records a realized gain or loss when the short position is closed out. By entering into a short sale, the Fund bears the market risk of an unfavorable change in the price of the security sold short. Dividends on short sales are recorded as an expense by the Fund on the ex-dividend date and interest expense is recorded on the accrual basis. The broker retains collateral for the value of the open positions, which is adjusted periodically as the value of the position fluctuates. For the six months ended June 30, 2017, the Fund incurred $1,548 in service fees related to its investment positions sold short and held by the broker. These amounts are included in the Statement of Operations under Expenses, Service fees for securities sold short.

Investments in Other Investment Companies. The Fund may invest, from time to time, in shares of other investment companies (or entities that would be considered investment companies but are excluded from the definition pursuant to certain exceptions under the 1940 Act) (the “Acquired Funds”) in accordance with the 1940 Act and related rules. Shareholders in the Fund would bear the pro rata portion of the periodic expenses of the Acquired Funds in addition to the Fund’s expenses. For the six months ended June 30, 2017, the Fund’s pro rata portion of the periodic expenses charged by the Acquired Funds was 1 basis point.

Foreign Currency Translations. The books and records of the Fund are maintained in U.S. dollars. Foreign currencies, investments, and other assets and liabilities are translated into U.S. dollars at current exchange

GAMCO Natural Resources, Gold & Income Trust

Notes to Financial Statements (Unaudited) (Continued)

rates. Purchases and sales of investment securities, income, and expenses are translated at the exchange rate prevailing on the respective dates of such transactions. Unrealized gains and losses that result from changes in foreign exchange rates and/or changes in market prices of securities have been included in unrealized appreciation/depreciation on investments and foreign currency translations. Net realized foreign currency gains and losses resulting from changes in exchange rates include foreign currency gains and losses between trade date and settlement date on investment securities transactions, foreign currency transactions, and the difference between the amounts of interest and dividends recorded on the books of the Fund and the amounts actually received. The portion of foreign currency gains and losses related to fluctuation in exchange rates between the initial purchase trade date and subsequent sale trade date is included in realized gain/(loss) on investments.

Foreign Securities. The Fund may directly purchase securities of foreign issuers. Investing in securities of foreign issuers involves special risks not typically associated with investing in securities of U.S. issuers. The risks include possible revaluation of currencies, the inability to repatriate funds, less complete financial information about companies, and possible future adverse political and economic developments. Moreover, securities of many foreign issuers and their markets may be less liquid and their prices more volatile than securities of comparable U.S. issuers.

Foreign Taxes. The Fund may be subject to foreign taxes on income, gains on investments, or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.

Securities Transactions and Investment Income. Securities transactions are accounted for on the trade date with realized gain/(loss) on investments determined by using the identified cost method. Interest income (including amortization of premium and accretion of discount) is recorded on the accrual basis. Premiums and discounts on debt securities are amortized using the effective yield to maturity method. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities that are recorded as soon after the ex-dividend date as the Fund becomes aware of such dividends.

Custodian Fee Credits and Interest Expense. When cash balances are maintained in the custody account, the Fund receives credits which are used to offset custodian fees. The gross expenses paid under the custody arrangement are included in custodian fees in the Statement of Operations with the corresponding expense offset, if any, shown as “Custodian fee credits.” When cash balances are overdrawn, the Fund is charged an overdraft fee equal to 110% of the 90 day Treasury Bill rate on outstanding balances. This amount, if any, would be included in the Statement of Operations.

Distributions to Shareholders. Distributions to common shareholders are recorded on the ex-dividend date. Distributions to shareholders are based on income and capital gains as determined in accordance with federal income tax regulations, which may differ from income and capital gains as determined under GAAP. These differences are primarily due to differing treatments of income and gains on various investment securities and foreign currency transactions held by the Fund, timing differences, and differing characterizations of distributions made by the Fund. Distributions from net investment income for federal income tax purposes include net realized gains on foreign currency transactions. These book/tax differences are either temporary or permanent in nature. To the extent these differences are permanent, adjustments are made to the appropriate capital accounts in the period when the differences arise. These reclassifications have no impact on the NAV of the Fund.

GAMCO Natural Resources, Gold & Income Trust

Notes to Financial Statements (Unaudited) (Continued)

The Fund declares and pays monthly distributions from net investment income, capital gains, and paid-in capital. The actual source of the distribution is determined after the end of the year. Distributions during the year may be made in excess of required distributions. Distributions sourced from paid-in capital should not be considered as dividend yield or the total return from an investment in the Fund. The Board will continue to monitor the Fund’s distribution level, taking into consideration the Fund’s NAV and the financial market environment. The Fund’s distribution policy is subject to modification by the Board at any time.

The tax character of distributions paid during the year ended December 31, 2016 was as follows:

Distributions paid from:
Ordinary income	$547,136
Return of capital	16,955,540

Total distributions paid	$17,502,676

Provision for Income Taxes. The Fund intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”). It is the policy of the Fund to comply with the requirements of the Code applicable to regulated investment companies and to distribute substantially all of its net investment company taxable income and net capital gains. Therefore, no provision for federal income taxes is required.

As of December 31, 2016, the components of accumulated earnings/losses on a tax basis were as follows:

Accumulated capital loss carryforwards	$(105,025,638)
Net unrealized depreciation on investments, securities sold short, written options, and foreign currency translations.	(37,584,857)
Qualified late year loss deferral*	(2,456,887)

Total	$(145,067,382)

*

Under the current law, qualified late year losses realized after October 31 and prior to the Fund’s year end may be elected as occurring on the first day of the following year. For the year ended December 31, 2016, the Fund elected to defer $2,456,887 of late year long term capital losses.

At December 31, 2016, the Fund had net long term capital loss carryforwards for federal income tax purposes of $105,025,638 which are available to reduce future required distributions of net capital gains to shareholders for an unlimited period. These capital losses will retain their character as long term capital losses.

The following summarizes the tax cost of investments, written options, and the related net unrealized depreciation at June 30, 2017:

	Cost/ Premiums	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation/ Depreciation
Investments	$193,445,736	$1,838,641	$(46,148,035)	$(44,309,394)
Written options	(9,278,290)	3,688,349	(868,253)	2,820,096

		$5,526,990	$(47,016,288)	$(41,489,298)

The Fund is required to evaluate tax positions expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Income tax and related interest and penalties would be recognized by the Fund as tax expense in the Statement of Operations if the tax positions were deemed not to meet the more-likely-than-not threshold. For the six months ended June 30, 2017, the Fund did not incur any income tax, interest, or penalties. As of

GAMCO Natural Resources, Gold & Income Trust

Notes to Financial Statements (Unaudited) (Continued)

June 30, 2017, the Adviser has reviewed all open tax years and concluded that there was no impact to the Fund’s net assets or results of operations. The Fund’s federal and state tax returns for the prior three fiscal years remain open, subject to examination. On an ongoing basis, the Adviser will monitor the Fund’s tax positions to determine if adjustments to this conclusion are necessary.

3. Investment Advisory Agreement and Other Transactions. The Fund has entered into an investment advisory agreement (the “Advisory Agreement”) with the Adviser which provides that the Fund will pay the Adviser a fee, computed weekly and paid monthly, equal on an annual basis to 1.00% of the value of the Fund’s average weekly net assets. In accordance with the Advisory Agreement, the Adviser provides a continuous investment program for the Fund’s portfolio and oversees the administration of all aspects of the Fund’s business and affairs.

During the six months ended June 30, 2017, the Fund received credits from a designated broker who agreed to pay certain Fund operating expenses. The amount of such expenses paid through this directed brokerage arrangement during this period was $991.

The cost of calculating the Fund’s NAV per share is a Fund expense pursuant to the Advisory Agreement between the Fund and the Adviser. During the six months ended June 30, 2017, the Fund paid or accrued $22,500 to the Adviser in connection with the cost of computing the Fund’s NAV.

As per the approval of the Board, the Fund compensates officers of the Fund, who are employed by the Fund and are not employed by the Adviser (although the officers may receive incentive based variable compensation from affiliates of the Adviser). During the six months ended June 30, 2017, the Fund paid or accrued $54,462 in Payroll expenses in the Statement of Operations.

The Fund pays each Trustee who is not considered an affiliated person an annual retainer of $3,000 plus $1,000 for each Board meeting attended. Each Trustee is reimbursed by the Fund for any out of pocket expenses incurred in attending meetings. All Board committee members receive $500 per meeting attended, the Audit Committee Chairman receives an annual fee of $3,000, the Nominating Committee Chairman and the Lead Trustee each receive an annual fee of $2,000. A Trustee may receive a single meeting fee, allocated among the participating funds, for participation in certain meetings held on behalf of multiple funds. Trustees who are directors or employees of the Adviser or an affiliated company receive no compensation or expense reimbursement from the Fund.

4. Portfolio Securities. Purchases and sales of securities during the six months ended June 30, 2017, other than short term securities and U.S. Government obligations, aggregated $194,514,638 and $168,438,367, respectively.

Written options activity for the Fund for the six months ended June 30, 2017 was as follows:

	Number of Contracts	Premiums
Options outstanding at December 31, 2016	66,117	$10,053,643
Options written	140,108	19,917,456
Options repurchased.	(7,182)	(1,575,645)
Options expired	(56,046)	(6,782,458)
Options exercised	(74,138)	(12,334,706)

Options outstanding at June 30, 2017.	68,859	$9,278,290

GAMCO Natural Resources, Gold & Income Trust

Notes to Financial Statements (Unaudited) (Continued)

5. Capital. The Fund is authorized to issue an unlimited number of common shares of beneficial interest (par value $0.001). The Board has authorized the repurchase of its shares in the open market when the shares are trading at a discount of 10.0% or more (or such other percentage as the Board may determine from time to time) from the NAV of the shares. During the six months ended June 30, 2017, the Fund did not repurchase any of the common shares. During the year ended December 31, 2016, the Fund repurchased and retired 148,727 shares in the open market at an investment of $788,141 and average discount of approximately 14.61% from its NAV.

Transactions in common shares of beneficial interest for the six months ended June 30, 2017 and the year ended December 31, 2016 were as follows:

	Six Months Ended June 30, 2017 (Unaudited)		Year Ended December 31, 2016
	Shares	Amount	Shares	Amount
Net increase from shares issued upon reinvestment of distributions	32,692	$233,552	64,570	$487,608
Net decrease from repurchase of common shares (includes transaction costs)	—	—	(148,727)	(788,141)

Net decrease	32,692	$233,552	(84,157)	$(300,533)

6. Indemnifications. The Fund enters into contracts that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund’s existing contracts and expects the risk of loss to be remote.

7. Subsequent Events. Management has evaluated the impact on the Fund of all subsequent events occurring through the date the financial statements were issued and has determined that there were no subsequent events requiring recognition or disclosure in the financial statements.

Shareholder Meeting – May 15, 2017 – Final Results

The Fund’s Annual Meeting of Shareholders was held on May 15, 2017 at the Greenwich Library in Greenwich, Connecticut. At that meeting, shareholders elected Michael J. Melarkey and Anthonie C. van Ekris as Trustees of the Fund. A total of 16,633,298 votes and 16,605,491 votes were cast in favor of these Trustees, and a total of 1,112,239 votes and 1,140,045 votes were withheld for these Trustees, respectively.

Anthony J. Colavita, James P. Conn, Vincent D. Enright, Frank J. Fahrenkopf, Jr., William F. Heitmann, Kuni Nakamura, and Salvatore J. Zizza continue to serve in their capacities as Trustees of the Fund.

We thank you for your participation and appreciate your continued support.

AUTOMATIC DIVIDEND REINVESTMENT

AND VOLUNTARY CASH PURCHASE PLANS

Enrollment in the Plan

It is the policy of GAMCO Natural Resources, Gold & Income Trust to automatically reinvest dividends payable to common shareholders. As a “registered” shareholder you automatically become a participant in the Fund’s Automatic Dividend Reinvestment Plan (the “Plan”). The Plan authorizes the Fund to credit common shares to participants upon an income dividend or a capital gains distribution regardless of whether the shares are trading at a discount or a premium to net asset value. All distributions to shareholders whose shares are registered in their own names will be automatically reinvested pursuant to the Plan in additional shares of the Fund. Plan participants may send their share certificates to American Stock Transfer (“AST”) to be held in their dividend reinvestment account. Registered shareholders wishing to receive their distributions in cash must submit this request in writing to:

GAMCO Natural Resources, Gold & Income Trust

c/o American Stock Transfer

6201 15th Avenue

Brooklyn, NY 11219

Shareholders requesting this cash election must include the shareholder’s name and address as they appear on the share certificate. Shareholders with additional questions regarding the Plan or requesting a copy of the terms of the Plan, may contact AST at (888) 422-3262.

If your shares are held in the name of a broker, bank, or nominee, you should contact such institution. If such institution is not participating in the Plan, your account will be credited with a cash dividend. In order to participate in the Plan through such institution, it may be necessary for you to have your shares taken out of “street name” and re-registered in your own name. Once registered in your own name your distributions will be automatically reinvested. Certain brokers participate in the Plan. Shareholders holding shares in “street name” at participating institutions will have dividends automatically reinvested. Shareholders wishing a cash dividend at such institution must contact their broker to make this change.

The number of common shares distributed to participants in the Plan in lieu of cash dividends is determined in the following manner. Under the Plan, whenever the market price of the Fund’s common shares is equal to or exceeds net asset value at the time shares are valued for purposes of determining the number of shares equivalent to the cash dividends or capital gains distribution, participants are issued common shares valued at the greater of (i) the net asset value as most recently determined or (ii) 95% of the then current market price of the Fund’s common shares. The valuation date is the dividend or distribution payment date or, if that date is not a NYSE Amex trading day, the next trading day. If the net asset value of the common shares at the time of valuation exceeds the market price of the common shares, participants will receive common shares from the Fund valued at market price. If the Fund should declare a dividend or capital gains distribution payable only in cash, AST will buy common shares in the open market, or on the NYSE Amex, or elsewhere, for the participants’ accounts, except that AST will endeavor to terminate purchases in the open market and cause the Fund to issue shares at net asset value if, following the commencement of such purchases, the market value of the common shares exceeds the then current net asset value.

The automatic reinvestment of dividends and capital gains distributions will not relieve participants of any income tax which may be payable on such distributions. A participant in the Plan will be treated for federal income tax purposes as having received, on a dividend payment date, a dividend or distribution in an amount equal to the cash the participant could have received instead of shares.

Voluntary Cash Purchase Plan

The Voluntary Cash Purchase Plan is yet another vehicle for our shareholders to increase their investment in the Fund. In order to participate in the Voluntary Cash Purchase Plan, shareholders must have their shares registered in their own name.

Participants in the Voluntary Cash Purchase Plan have the option of making additional cash payments to AST for investments in the Fund’s common shares at the then current market price. Shareholders may send an amount from $250 to $10,000. AST will use these funds to purchase shares in the open market on or about the 1st and 15th of each month. AST will charge each shareholder who participates a pro rata share of the brokerage commissions. Brokerage charges for such purchases are expected to be less than the usual brokerage charge for such transactions. It is suggested that any voluntary cash payments be sent to American Stock Transfer, 6201 15th Avenue, Brooklyn, NY 11219 such that AST receives such payments approximately 10 days before the investment date. Funds not received at least five days before the investment date shall be held for investment until the next purchase date. A payment may be withdrawn without charge if notice is received by AST at least 48 hours before such payment is to be invested.

Shareholders wishing to liquidate shares held at AST must do so in writing or by telephone. Please submit your request to the above mentioned address or telephone number. Include in your request your name, address, and account number. The cost to liquidate shares is $1.00 per transaction as well as the brokerage commission incurred. Brokerage charges are expected to be less than the usual brokerage charge for such transactions.

For more information regarding the Automatic Dividend Reinvestment Plan and Voluntary Cash Purchase Plan, brochures are available by calling (914) 921-5070 or by writing directly to the Fund.

The Fund reserves the right to amend or terminate the Plan as applied to any voluntary cash payments made and any dividend or distribution paid subsequent to written notice of the change sent to the members of the Plan at least 90 days before the record date for such dividend or distribution. The Plan also may be amended or terminated by AST on at least 90 days written notice to participants in the Plan.

GAMCO NATURAL RESOURCES, GOLD & INCOME TRUST

AND YOUR PERSONAL PRIVACY

Who are we?

The GAMCO Natural Resources, Gold & Income Trust (the “Fund”) is a closed-end management investment company registered with the Securities and Exchange Commission under the Investment Company Act of 1940. We are managed by Gabelli Funds, LLC, that is affiliated with GAMCO Investors, Inc. GAMCO Investors, Inc. is a publicly held company that has subsidiaries that provide investment advisory services for a variety of clients.

What kind of non-public information do we collect about you if you become a Fund shareholder?

When you purchase shares of the Fund on the New York Stock Exchange, you have the option of registering directly with our transfer agent in order, for example, to participate in our dividend reinvestment plan.

•	Information you give us on your application form. This could include your name, address, telephone number, social security number, bank account number, and other information.

•

Information about your transactions with us. This would include information about the shares that you buy or sell; it may also include information about whether you sell or exercise rights that we have issued from time to time. If we hire someone else to provide services — like a transfer agent — we will also have information about the transactions that you conduct through them.

What information do we disclose and to whom do we disclose it?

We do not disclose any non-public personal information about our customers or former customers to anyone other than our affiliates, our service providers who need to know such information, and as otherwise permitted by law. If you want to find out what the law permits, you can read the privacy rules adopted by the Securities and Exchange Commission. They are in volume 17 of the Code of Federal Regulations, Part 248. The Commission often posts information about its regulations on its website, www.sec.gov.

What do we do to protect your personal information?

We restrict access to non-public personal information about you to the people who need to know that information in order to provide services to you or the Fund and to ensure that we are complying with the laws governing the securities business. We maintain physical, electronic, and procedural safeguards to keep your personal information confidential.

GAMCO NATURAL RESOURCES, GOLD & INCOME TRUST

One Corporate Center

Rye, NY 10580-1422

Portfolio Management Team Biographies

Caesar M. P. Bryan joined GAMCO Asset Management in 1994. He is a member of the global investment team of Gabelli Funds, LLC and portfolio manager of several funds within the Gabelli/GAMCO Fund Complex. Prior to joining Gabelli, Mr. Bryan was a portfolio manager at Lexington Management. He began his investment career at Samuel Montagu Company, the London based merchant bank. Mr. Bryan graduated from the University of Southampton in England with a Bachelor of Law and is a member of the English Bar.

Vincent Hugonnard-Roche joined GAMCO Investors, Inc. in 2000. He is Director of Quantitative Strategies, head of the Gabelli Risk Management Group, serves as a portfolio manager of Gabelli Funds, LLC, and manages several funds within the Gabelli/GAMCO Fund Complex. He received a Master’s degree in Mathematics of Decision Making from EISITI, France and an MS in Finance from ESSEC, France.

We have separated the portfolio managers’ commentary from the financial statements and investment portfolio due to corporate governance regulations stipulated by the Sarbanes-Oxley Act of 2002. We have done this to ensure that the content of the portfolio managers’ commentary is unrestricted. Both the commentary and the financial statements, including the portfolio of investments, will be available on our website at www.gabeli.com.

The Net Asset Value per share appears in the Publicly Traded Funds column, under the heading “Specialized Equity Funds,” in Monday’s The Wall Street Journal. It is also listed in Barron’s Mutual Funds/Closed End Funds section under the heading “Specialized Equity Funds.”

The Net Asset Value per share may be obtained each day by calling (914) 921-5070 or visiting www.gabelli.com.

The NASDAQ symbol for the Net Asset Value is “XGNTX.”

Notice is hereby given in accordance with Section 23(c) of the Investment Company Act of 1940, as amended, that the Fund may from time to time purchase its common shares in the open market when the Fund’s shares are trading at a discount of 10% or more from the net asset value of the shares.

GAMCO NATURAL RESOURCES, GOLD
& INCOME TRUST
One Corporate Center
Rye, NY 10580-1422 t 800-GABELLI (800-422-3554) f 914-921-5118 e info@gabelli.com GABELLI.COM

TRUSTEES

Anthony J. Colavita

President,

Anthony J. Colavita, P.C.

James P. Conn

Former Managing Director &

Chief Investment Officer,

Financial Security Assurance

Holdings Ltd.

Vincent D. Enright

Former Senior Vice President &

Chief Financial Officer,

KeySpan Corp.

Frank J. Fahrenkopf, Jr.

Former President &

Chief Executive Officer,

American Gaming Association

William F. Heitmann

Former Senior Vice President

of Finance,

Verizon Communications, Inc.

Michael J. Melarkey

Of Counsel,

McDonald Carano Wilson LLP

Kuni Nakamura

President,

Advanced Polymer, Inc.

Anthonie C. van Ekris

Chairman,

BALMAC International, Inc.

Salvatore J. Zizza

Chairman,

Zizza & Associates Corp.

OFFICERS

Bruce N. Alpert

President

Andrea R. Mango

Secretary & Vice President

Agnes Mullady

Vice President

John C. Ball

Treasurer

Richard J. Walz

Chief Compliance Officer

Carter W. Austin

Vice President

Molly A.F. Marion

Vice President & Ombudsman

David I. Schachter

Vice President & Ombudsman

INVESTMENT ADVISER

Gabelli Funds, LLC

One Corporate Center

Rye, New York 10580-1422

CUSTODIAN

The Bank of New York Mellon

COUNSEL

Skadden, Arps, Slate, Meagher &

Flom LLP

TRANSFER AGENT AND

REGISTRAR

American Stock Transfer and

Trust Company

GNT Q2/2017

Item 2. Code of Ethics.

Not applicable.

Item 3. Audit Committee Financial Expert.

Not applicable.

Item 4. Principal Accountant Fees and Services.

Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a)	Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this form.

(b)	Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

There has been no change, as of the date of this filing, in any of the portfolio managers identified in response to paragraph (a)(1) of this Item in the registrant’s most recently filed annual report on Form N-CSR.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

REGISTRANT PURCHASES OF EQUITY SECURITIES

Period	(a) Total Number of Shares (or Units) Purchased	(b) Average Price Paid per Share (or Unit)	(c) Total Number of Shares (or Units) Purchased as Part of Publicly Announced Plans or Programs	(d) Maximum Number (or Approximate Dollar Value) of Shares (or Units) that May Yet Be Purchased Under the Plans or Programs
Month #1 01/01/17 through 01/31/17	Common – N/A Preferred – N/A	Common – N/A Preferred – N/A	Common – N/A Preferred – N/A	Common – 20,864,818 Preferred – N/A
Month #2 02/01/17 through 02/28/17	Common – N/A Preferred – N/A	Common – N/A Preferred – N/A	Common – N/A Preferred – N/A	Common – 20,864,818 Preferred – N/A
Month #3 03/01/17 through 03/31/17	Common – N/A Preferred – N/A	Common - N/A Preferred – N/A	Common – N/A Preferred – N/A	Common – 20,864,818 Preferred – N/A
Month #4 04/01/17 through 04/30/17	Common – N/A Preferred – N/A	Common – N/A Preferred – N/A	Common – N/A Preferred – N/A	Common – 20,890,703 Preferred – N/A
Month #5 05/01/17 through 05/31/17	Common – N/A Preferred – N/A	Common – N/A Preferred – N/A	Common – N/A Preferred – N/A	Common – 20,897,510 Preferred – N/A
Month #6 06/01/17 through 06/30/17	Common - N/A Preferred – N/A	Common – N/A Preferred – N/A	Common – N/A Preferred – N/A	Common – 20,897,510 Preferred – N/A
Total	Common – N/A Preferred – N/A	Common – N/A Preferred – N/A	Common – N/A Preferred – N/A	N/A

Footnote columns (c) and (d) of the table, by disclosing the following information in the aggregate for all plans or programs publicly announced:

a.	The date each plan or program was announced – The notice of the potential repurchase of common and preferred shares occurs quarterly in the Fund’s quarterly report in accordance with Section 23(c) of the Investment Company Act of 1940, as amended.

b.	The dollar amount (or share or unit amount) approved – Any or all common shares outstanding may be repurchased when the Fund’s common shares are trading at a discount of 10% or more from the net asset value of the shares.

Any or all preferred shares outstanding may be repurchased when the Fund’s preferred shares are trading at a discount to the liquidation value of $25.00.

c.	The expiration date (if any) of each plan or program – The Fund’s repurchase plans are ongoing.

d.	Each plan or program that has expired during the period covered by the table – The Fund’s repurchase plans are ongoing.

e.	Each plan or program the registrant has determined to terminate prior to expiration, or under which the registrant does not intend to make further purchases. – The Fund’s repurchase plans are ongoing.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant’s Board of Trustees, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)), or this Item.

Item 11. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b))

and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d))) that occurred during the registrant’s second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1)	Not applicable.

(a)(2)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3)	Not applicable.

(b)	Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes- Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) GAMCO Natural Resources, Gold & Income Trust

By (Signature and Title)* /s/ Bruce N. Alpert
Bruce N. Alpert, Principal Executive Officer

Date 8/24/2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ Bruce N. Alpert
Bruce N. Alpert, Principal Executive Officer

Date 8/24/2017

By (Signature and Title)* /s/ John C. Ball
John C. Ball, Principal Financial Officer and Treasurer

Date 8/24/2017

* Print the name and title of each signing officer under his or her signature.